Securities (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014 security_type	Dec. 31, 2013	Dec. 31, 2012 security
Investment Securities [Line Items]
Number of securities sold											48
Investment securities, fair value											$ 305,400,000
Net gains (losses) on sales/calls of securities	(119,000)	26,000	0	11,000	643,000	0	(9,000)	30,000	(82,000)	664,000	1,051,000
Gain (Loss) on Sale of Securities, Tax									(29,000)	232,000	368,000
Securities, held to maturity, fair value	319,923,000				263,697,000				319,923,000	263,697,000
Number of securities, type									2
Corporate Debt, Mortgage Back Securities And Collateralized Mortgage Obligations [Member]
Investment Securities [Line Items]
Number of securities sold									5	28
Investment securities, fair value	30,900,000				98,500,000				30,900,000	98,500,000
Net gains (losses) on sales/calls of securities										512,000
Collateralized mortgage obligations [Member]
Investment Securities [Line Items]
Number of securities, type									28
Mortgage Backed Securities, Other [Member]
Investment Securities [Line Items]
Number of securities, type									4
Government Agency Debentures [Member]
Investment Securities [Line Items]
Net gains (losses) on sales/calls of securities										152,000
Investment securities, value called by issuing agency										50,000,000
Number of Securities Called at Par									0	2	11
Municipal Bonds [Member]
Investment Securities [Line Items]
Number of securities, type									5
Corporate debentures [Member]
Investment Securities [Line Items]
Number of Securities Called at Par											1
Agency and Corporate Debentures [Member]
Investment Securities [Line Items]
Net gains (losses) on sales/calls of securities											0
Investment securities, value called by issuing agency											160,300,000
U.S. Government agency securities [Member]
Investment Securities [Line Items]
Number of securities, type									11
Securities Pledged as Collateral [Member]
Investment Securities [Line Items]
Securities pledged to secure public deposits and other	698,800,000				691,300,000				698,800,000	691,300,000
Available-for-sale Securities [Member]
Investment Securities [Line Items]
Number of securities sold										16	41
Investment securities, fair value					76,300,000					76,300,000	299,300,000
Available-for-sale Securities [Member] | Mortgage Backed Securities, Other [Member]
Investment Securities [Line Items]
Number of securities sold										2
Available-for-sale Securities [Member] | Private-label CMOs [Member]
Investment Securities [Line Items]
Number of securities sold											8
Securities, held to maturity, fair value											20,100,000
Available-for-sale Securities [Member] | Collateralized Mortgage Obligations [Member]
Investment Securities [Line Items]
Number of securities sold										14
Held-to-maturity Securities [Member]
Investment Securities [Line Items]
Investment securities, fair value					12,200,000					12,200,000
Held-to-maturity Securities [Member] | Amortizing Securities, Returned At Least 85% of Principal [Member]
Investment Securities [Line Items]
Number of securities sold									1
Investment Securities, Return on Principal, Percentage									85.00%
Securities, held to maturity, fair value	614,000								614,000
Held-to-maturity Securities [Member] | Mortgage Backed Securities, Other [Member]
Investment Securities [Line Items]
Number of securities sold										10	7
Securities, held to maturity, fair value											6,100,000
Held-to-maturity Securities [Member] | Collateralized Mortgage Obligations [Member]
Investment Securities [Line Items]
Number of securities sold										1
Held-to-maturity Securities [Member] | Bonds [Member]
Investment Securities [Line Items]
Number of securities sold										1
Investment securities, fair value					$ 10,000,000					$ 10,000,000
Maximum [Member]
Investment Securities [Line Items]
Held to maturity securities, ratio of remaining par value to original purchases par value (less than)										15.00%	15.00%